Income Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Unrecognized tax benefits as of the beginning of the year	$ 4,188	$ 2,824	$ 1,763
Increases related to prior year tax provisions	400	308	78
Decrease related to prior year tax provisions	0	0	(216)
Increase related to current year tax provisions	1,240	1,282	1,199
Statue lapse	(43)	(226)	0
Unrecognized tax benefits as of the end of the year	$ 5,785	$ 4,188	$ 2,824